LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2016
LONG-TERM INVESTMENTS
Schedule of long-term investments
	As of March 31,
	2015	2016
Cost method investments (1)	$129	$48,583
Equity method investments (2)	—	144,442
Available-for-sale investments (3)	—	7,083

	$129	$200,108

Summarized condensed financial information of the equity method investments

	As of March 31,
	2015	2016
Current assets	$—	$187,583
Non-current assets	—	32,618
Current liabilities	—	26,196
Non-current liabilities	—	—

	For the years ended March 31,
	2014	2015	2016
Total revenues	$—	$—	$52,185
Gross profits	—	—	16,580
Loss from operations	—	—	(23,094)
Net loss	—	—	(23,181)